Offerings	Aug. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2035
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,275,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,285.91
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Company's Registration Statement on Form S-3 (File No. 333-277985) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Notes due 2040
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 496,495,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,013.39
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Company's Registration Statement on Form S-3 (File No. 333-277985) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.